INVESTMENT IN JET-TALK	12 Months Ended
Dec. 31, 2024
INVESTMENT IN JET TALK:
INVESTMENT IN JET-TALK
NOTE 7 - INVESTMENT IN JET-TALK:

In March 2018 Satixfy UK entered into a Joint Venture Agreement with ST Electronics (Satcom & Sensor Systems) Pte LTD ("STE") according to which STE invested $20 million in the joint venture while the SatixFy UK had committed to provide to Jet Talk  with future development services of a an electronically steerable Panel Antenna Array (“PAA”) and supporting modem, exclusive marketing rights for the commercial aviation market, technical skills, staff expertise, research and development (“R&D”) facilities and exclusive, royalty-free, world-wide, perpetual, non-transferable, irrevocable license to use and commercially exploit the Company's intellectual property for the purposes of development, production, sales and marketing of satellite antenna systems.

As part of the Company’s commitment to the future development services to Jet Talk, the Company signed two development agreements to provide an electronically steerable PAA and supporting modem for a total consideration of $13 million to be provided during 2018 through 2023.

Accordingly, the joint venture company, Jet Talk, was incorporated in England and Wale and is 51% held by the SatixFy UK and 49% held by STE. Jet Talk developed the industry’s first Aero in- flight-connectivity solution, delivering simultaneous high bit rate Internet and TV channels over current satellites.

Although the Company holds the majority of voting rights (51%), STE in fact participates in significant financial and operational decisions of Jet Talk made during the ordinary course of business including appointing a chief executive officer, directing R&D activities, directing marketing activities while utilizing its East Asia business connections and its control over the Company’s financing activity. In view of the analysis of the relevant activities of the investee and the examination of the Company's ability to direct these operations, the Company concluded that it has no influence over all of the investee’s most relevant operations and hence the Company has no control over the investee. Consequently, the investment in Jet Talk is accounted for in accordance with the equity method and assessed under IFRS 28, Investments in Associates and Joint Ventures.

	December 31, 2024	December 31, 2023	December 31, 2022
Net loss in Company share	65	442	705
Company's share in the loss of a company accounted by equity method, net	33	226	360